Income Taxes (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2017	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Uncertain tax position liability					$ 0.9	$ 0.9	$ 1.5
Mafco Worldwide & Merisant
Total (benefit) provision for income taxes			$ (3.1)	$ 2.6	$ (2.5)	5.3	(10.2)
Statutory federal rate	35.00%	35.00%	21.00%	21.00%	21.00%
Income tax (benefit) provision (as a percent)			9.90%	22.30%
Pre-tax (loss) income			$ (31.6)	$ 11.8	$ 28.4	$ 26.2	$ 14.9
Uncertain tax position liability			$ 1.8